Lease liabilities (Details 1) - USD ($) $ in Thousands	Feb. 28, 2026	Aug. 31, 2025
Lease Liabilities
Current portion of lease liabilities	$ 1,462	$ 1,201
Lease liabilities	1,438	1,606
Balance at end of period	$ 2,900	$ 2,807